STOCKHOLDERS' DEFICIT (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Sep. 17, 2015	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Jul. 31, 2015
Preferred Stock, Shares Authorized		10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001	$ 0.0001
Share-based Compensation		$ 5,200	$ 0	$ 10,000	$ 13,600
Common Stock, Shares Authorized		100,000,000		100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Value, New Issues		$ 10,000		$ 130,950
Stock Issued During Period Value Issued For Founder Services		5,200			$ 9,600
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.10
Stock Issued During Period, Value, New Issues	$ 10,000	$ 10		$ 144
Stock Issued During Period, Shares, New Issues	100,000	100,000		1,437,500